                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2003


Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one.): [  ] is a restatement.
                                       [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Cambridge Investments, Ltd.
Address: 2 Belvedere Place Suite 320
         Mill Valley, California  94941


Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Courtney Tozzi
Title:   Vice President
Phone:   (415) 384-0473

Signature, Place, and Date of Signing:
/s/ Courtney Tozzi                             Mill Valley, California                   August 12 , 2003
------------------------------------           -----------------------                   ----------------
          [Signature]                               [City, State]                              [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                            -----------

Form 13F Information Table Entry Total:         12
                                            -----------

Form 13F Information Table Value Total:        $121,684
                                            -----------
                                            (thousands)




List of Other Included Managers:

{None}


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         FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD. 6/30/03

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              COLUMN 1        COLUMN 2     COLUMN 3     COLUMN 4               COLUMN 5

                              TITLE OF                  VALUE       SHRS OR PRN             PUT/
NAME OF ISSUER                CLASS        CUSIP        (X1000)     AMOUNT        SH/ PRN   CALL
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
BAKER HUGHES INC              COMMON       057224107       6,568      195,670
----------------------------------------------------------------------------------------------------
BJ SVCS CO                    COMMON       055482103      13,663      365,736
----------------------------------------------------------------------------------------------------
COOPER CAMERON CORP           COMMON       216640102      15,137      300,475
----------------------------------------------------------------------------------------------------
ENSCO INTL INC                COMMON       26874Q100      18,737      696,544
----------------------------------------------------------------------------------------------------
GLOBAL SANTE FE               COMMON       G3930E101      19,897      852,495
----------------------------------------------------------------------------------------------------
NABORS INDS INC               COMMON       629568106      18,493      467,823
----------------------------------------------------------------------------------------------------
NOBLE DRILLING CORP           COMMON       G65422100       7,437      216,509
----------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX INC    ORD          G90078109       5,813      264,617
----------------------------------------------------------------------------------------------------
SMITH INTL INC                COMMON       832110100      15,094      410,846
----------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                COMMON       20825C104         274        5,000
----------------------------------------------------------------------------------------------------
CHEVRONTEXACO                 COMMON       166764100         361        5,000
----------------------------------------------------------------------------------------------------
BP                            COMMON       055622104         210        5,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                         121,684
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------



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              COLUMN 1        COLUMN 6        COLUMN 7             COLUMN 8
                                                              VOTING AUTHORITY
                             INVESTMENT      OTHER
NAME OF ISSUER               DISCRETION      MANAGERS       SOLE        SHARED    NONE
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
BAKER HUGHES INC               SOLE                         195,670
---------------------------------------------------------------------------------------
BJ SVCS CO                     SOLE                         365,736
---------------------------------------------------------------------------------------
COOPER CAMERON CORP            SOLE                         300,475
---------------------------------------------------------------------------------------
ENSCO INTL INC                 SOLE                         696,544
---------------------------------------------------------------------------------------
GLOBAL SANTE FE                SOLE                         852,495
---------------------------------------------------------------------------------------
NABORS INDS INC                SOLE                         467,823
---------------------------------------------------------------------------------------
NOBLE DRILLING CORP            SOLE                        216,509
---------------------------------------------------------------------------------------
TRANSOCEAN SEDCO FOREX INC     SOLE                        264,617
---------------------------------------------------------------------------------------
SMITH INTL INC                 SOLE                         410,846
---------------------------------------------------------------------------------------
CONOCOPHILLIPS                 SOLE                            5000
---------------------------------------------------------------------------------------
CHEVRONTEXACO                  SOLE                            5000
---------------------------------------------------------------------------------------
BP                                                             5000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

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